INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Solar modules(Note a)	166	626
Permits and related costs capitalized during the course of obtaining permits	141	—
	307	626

Solar modules include all related materials and equipment for O&M service.